INTANGIBLE ASSETS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Estimated useful life of patents			20 years		20 years
Amortization expense	$ 3,716	$ 3,715	$ 7,431	$ 7,431	$ 14,861	$ 12,151
Expense for abandoned patents						$ 13,675